COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

(11) COMMITMENTS AND CONTINGENCIES

Operating lease commitments

 The Group has several operating leases, primarily for offices and employee dormitories. Payments under operating leases, including periodic rent escalation and rent holidays, are expensed on a straight-line basis over the lease term.

Future minimum lease payments under operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2015 are:

Minimum lease payments
2016	19,800,434
2017	15,970,491
2018	12,942,353
2019	4,345,105
2020	2,858,602
2021 and thereafter	4,168,794
Total	60,085,779

Rental expenses incurred under operating leases for the years ended December 31, 2013, 2014 and 2015 were RMB20,847,571, RMB23,876,891 and RMB28,416,459, respectively.

Purchase commitments

The Company entered into series of agreements with hotels to prepurchase hotel room nights and assume inventory risk, pursuant to which the Company commits to make minimum payments for such purchases as follows:

Minimum purchase payments
2016	13,403,603
2017	2,318,589
Total	15,722,192

Contingencies

In 2013, a Group subsidiary filed a lawsuit against Beijing Qunar Software Technology Co., Ltd. (“Beijing Qunar”), a subsidiary of the travel-search company Qunar Cayman Islands Limited, alleging breach of contract, and seeking total damages of approximately RMB151 million. Beijing Qunar filed a counterclaim against the Group subsidiary seeking approximately RMB8.1 million for unpaid commission payments, which had been held back by the Group's subsidiary. The Group recorded the withheld commissions in “accrued expense and other current liabilities” in the consolidated balance sheets as of December 31, 2013 and 2014.

On December 26, 2014, the Beijing First Intermediate Court (“the Court”) issued a judgment in favor of eLong Information, ordering Beijing Qunar to resume cooperation with eLong Information and abide by the original contract terms by compensating eLong Information with advertising credit as required by the contract. The Court also ordered eLong Information to pay Beijing Qunar RMB8.1 million for the withheld commissions. In January 2015, both Beijing Information and Beijing Qunar appealed the Court's judgment to the Beijing Municipal High Court (the “High Court”). Since the Group could not predict the timing or ultimate outcome of the appeals, the Group did not recognize any contingent gain in the year ended December 31, 2014. In June 2015, the High Court issued a final judgment, pursuant to which, (1) the Group is required to pay approximately RMB8.1 million for the unpaid commissions; (2) Beijing Qunar is required to compensate eLong Information by providing approximately RMB88.8 million in credit to eLong Information's advertising account at Beijing Qunar; (3) Beijing Qunar is required to provide to eLong Information advertising credit of RMB27 per room night if Beijing Qunar fails to meet the room night target of 450,000 PRC domestic hotel room nights per quarter from July 1, 2015 through June 30, 2016, as specified in the original contract. In the year ended December 31, 2015, Beijing Information was entitled to receive approximately RMB113 million in total advertising credit, which, pursuant to ASC 605-50, Customer payment and Incentive, was initially recorded as a deduction from "sales and marketing expenses" and was subsequently expensed when consumed. The value of unused advertising credit as of December 31, 2015 was recorded as "amount due from related parties" in the consolidated balance sheet (see note 17).

Guarantee

In connection with the Group's air ticket business, the Group was required by the Civil Air Transport Association and the International Air Transport Association to pay deposits or to provide other guarantees in order for the issuance of air tickets. As of December 31, 2015 the account under these guarantee arrangements was approximately RMB208.5 million of which approximately RMB122.5 million and approximately RMB38.0 million were deposited and recorded as restricted cash and other non-current assets, respectively in the consolidated balance sheet; and RMB40 million and RMB8 million were provided in the form of a line of credit offered by a PRC commercial bank and a guarantee letter to the guarantor with a maturity date on December 31, 2016.

In connection with the Group's accommodation reservation business operated by Shenzhen JL, Shenzhen JL was required by certain hotels to provide guarantees of timely payment. As of December 31, 2015, a guarantee of approximately RMB14.7 million had been provided in the form of guarantee letters issued by commercial banks, which required deposits of the same amount at the commercial banks. Out of such deposits, approximately RMB12.5 million and approximately RMB2.2 million were recorded as restricted cash and prepaid expenses, respectively in the consolidated balance sheet as of December 31, 2015.

Based on historical experience and information currently available, the Group does not believe that it is probable that the Group will be required to pay any amount under these guarantee arrangements. Therefore, the Group has not recorded any liability in connection with these guarantee arrangements.